Distribution Date:	03/17/26	BANK5 2024-5YR7
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5YR7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		Attention: Jane Lam	jane.lam@morganstanley.com;
				cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	6	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Additional Information	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	9	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing	commercial.servicing@trimont.com
Current Mortgage Loan and Property Stratification	11-15		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 1)	16-17	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 2)	18-19		Attention: Alan Williams	keybank_notices@keybank.com
Principal Prepayment Detail	20		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	21	Representations Reviewer
Delinquency Loan Detail	22		Attention: BANK5 2024-5YR7 Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Collateral Stratification and Historical Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06211UBE4	5.823000%	925,000.00	632,485.54	23,789.16	3,069.14	0.00	0.00	26,858.30	608,696.38	30.01%	30.00%
A-2	06211UBF1	5.788000%	55,000,000.00	55,000,000.00	0.00	265,283.33	0.00	0.00	265,283.33	55,000,000.00	30.01%	30.00%
A-3	06211UBL8	5.769000%	706,301,000.00	706,301,000.00	0.00	3,395,542.06	0.00	0.00	3,395,542.06	706,301,000.00	30.01%	30.00%
A-S	06211UBT1	6.489000%	110,251,000.00	110,251,000.00	0.00	596,182.28	0.00	0.00	596,182.28	110,251,000.00	19.88%	19.88%
B	06211UBY0	6.941000%	53,084,000.00	53,084,000.00	0.00	307,046.70	0.00	0.00	307,046.70	53,084,000.00	15.00%	15.00%
C	06211UCD5	7.104107%	42,195,000.00	42,195,000.00	0.00	249,798.15	0.00	0.00	249,798.15	42,195,000.00	11.13%	11.13%
D	06211UAC9	4.000000%	23,139,000.00	23,139,000.00	0.00	77,130.00	0.00	0.00	77,130.00	23,139,000.00	9.00%	9.00%
E	06211UAE5	4.000000%	12,250,000.00	12,250,000.00	0.00	40,833.33	0.00	0.00	40,833.33	12,250,000.00	7.88%	7.88%
F	06211UAG0	5.000000%	23,139,000.00	23,139,000.00	0.00	96,412.50	0.00	0.00	96,412.50	23,139,000.00	5.75%	5.75%
G	06211UAJ4	5.000000%	14,972,000.00	14,972,000.00	0.00	62,383.33	0.00	0.00	62,383.33	14,972,000.00	4.38%	4.38%
J*	06211UAL9	5.000000%	47,639,671.00	47,639,671.00	0.00	198,486.97	0.00	0.00	198,486.97	47,639,671.00	0.00%	0.00%
V	06211UBD6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06211UBC8	0.000000%	0.00	0.00	0.00	7.41	0.00	0.00	7.41	0.00	0.00%	0.00%
CIRA-1	06211UAU9	9.643000%	5,035,000.00	5,035,000.00	0.00	37,763.06	0.00	0.00	37,763.06	5,035,000.00	88.22%	88.22%
CIRA-2	06211UAW5	10.614000%	15,105,000.00	15,105,000.00	0.00	124,696.81	0.00	0.00	124,696.81	15,105,000.00	52.89%	52.89%
CIRA-3*	06211UAY1	11.595650%	22,610,000.00	22,610,000.00	0.00	203,915.95	0.00	0.00	203,915.95	22,610,000.00	0.00%	0.00%
RR	BCC3G90Z0	7.104107%	47,532,548.48	47,519,779.62	1,038.45	281,320.81	0.00	0.00	282,359.26	47,518,741.17	0.00%	0.00%
RR Interest	N/A	7.104107%	9,777,750.01	9,775,123.38	213.62	57,869.49	0.00	0.00	58,083.11	9,774,909.76	0.00%	0.00%
CIRA-RR Int	BCC3G2QJ3	11.019044%	2,250,000.00	2,250,000.00	0.00	19,282.94	0.00	0.00	19,282.94	2,250,000.00	0.00%	0.00%
Regular SubTotal			1,191,205,969.49	1,190,898,059.54	25,041.23	6,017,024.26	0.00	0.00	6,042,065.49	1,190,873,018.31

X-A	06211UBR5	1.333690%	762,226,000.00	761,933,485.54	0.00	846,819.40	0.00	0.00	846,819.40	761,909,696.38
X-B	06211UBS3	0.372084%	205,530,000.00	205,530,000.00	0.00	63,728.72	0.00	0.00	63,728.72	205,530,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	06211UAA3	3.104107%	35,389,000.00	35,389,000.00	0.00	91,542.69	0.00	0.00	91,542.69	35,389,000.00
X-F	06211UAN5	2.104107%	23,139,000.00	23,139,000.00	0.00	40,572.44	0.00	0.00	40,572.44	23,139,000.00
X-G	06211UAQ8	2.104107%	14,972,000.00	14,972,000.00	0.00	26,252.24	0.00	0.00	26,252.24	14,972,000.00
X-J	06211UAS4	2.104107%	47,639,671.00	47,639,671.00	0.00	83,532.46	0.00	0.00	83,532.46	47,639,671.00
Notional SubTotal			1,088,895,671.00	1,088,603,156.54	0.00	1,152,447.95	0.00	0.00	1,152,447.95	1,088,579,367.38

Deal Distribution Total					25,041.23	7,169,472.21	0.00	0.00	7,194,513.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06211UBE4	683.76815135	25.71801081	3.31798919	0.00000000	0.00000000	0.00000000	0.00000000	29.03600000	658.05014054
A-2	06211UBF1	1,000.00000000	0.00000000	4.82333327	0.00000000	0.00000000	0.00000000	0.00000000	4.82333327	1,000.00000000
A-3	06211UBL8	1,000.00000000	0.00000000	4.80750000	0.00000000	0.00000000	0.00000000	0.00000000	4.80750000	1,000.00000000
A-S	06211UBT1	1,000.00000000	0.00000000	5.40749998	0.00000000	0.00000000	0.00000000	0.00000000	5.40749998	1,000.00000000
B	06211UBY0	1,000.00000000	0.00000000	5.78416660	0.00000000	0.00000000	0.00000000	0.00000000	5.78416660	1,000.00000000
C	06211UCD5	1,000.00000000	0.00000000	5.92008887	0.00000000	0.00000000	0.00000000	0.00000000	5.92008887	1,000.00000000
D	06211UAC9	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	06211UAE5	1,000.00000000	0.00000000	3.33333306	0.00000000	0.00000000	0.00000000	0.00000000	3.33333306	1,000.00000000
F	06211UAG0	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
G	06211UAJ4	1,000.00000000	0.00000000	4.16666644	0.00000000	0.00000000	0.00000000	0.00000000	4.16666644	1,000.00000000
J	06211UAL9	1,000.00000000	0.00000000	4.16642193	0.00024475	0.01767581	0.00000000	0.00000000	4.16642193	1,000.00000000
V	06211UBD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06211UBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CIRA-1	06211UAU9	1,000.00000000	0.00000000	7.50011122	0.00000000	0.00000000	0.00000000	0.00000000	7.50011122	1,000.00000000
CIRA-2	06211UAW5	1,000.00000000	0.00000000	8.25533333	0.00000000	0.00000000	0.00000000	0.00000000	8.25533333	1,000.00000000
CIRA-3	06211UAY1	1,000.00000000	0.00000000	9.01883901	0.00000000	0.00000000	0.00000000	0.00000000	9.01883901	1,000.00000000
RR	BCC3G90Z0	999.73136597	0.02184713	5.91848784	0.00001073	0.00079146	0.00000000	0.00000000	5.94033497	999.70951884
RR Interest	N/A	999.73136662	0.02184756	5.91848738	0.00001023	0.00078852	0.00000000	0.00000000	5.94033494	999.70951906
CIRA-RR Int	BCC3G2QJ3	1,000.00000000	0.00000000	8.57019556	0.00017333	0.00434667	0.00000000	0.00000000	8.57019556	1,000.00000000

Notional Certificates
X-A	06211UBR5	999.61623658	0.00000000	1.11098204	0.00000000	0.00000000	0.00000000	0.00000000	1.11098204	999.58502646
X-B	06211UBS3	1,000.00000000	0.00000000	0.31007016	0.00000000	0.00000000	0.00000000	0.00000000	0.31007016	1,000.00000000
X-D	06211UAA3	1,000.00000000	0.00000000	2.58675549	0.00000000	0.00000000	0.00000000	0.00000000	2.58675549	1,000.00000000
X-F	06211UAN5	1,000.00000000	0.00000000	1.75342236	0.00000000	0.00000000	0.00000000	0.00000000	1.75342236	1,000.00000000
X-G	06211UAQ8	1,000.00000000	0.00000000	1.75342239	0.00000000	0.00000000	0.00000000	0.00000000	1.75342239	1,000.00000000
X-J	06211UAS4	1,000.00000000	0.00000000	1.75342227	0.00000000	0.00000000	0.00000000	0.00000000	1.75342227	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/26 - 02/28/26	30	0.00	3,069.14	0.00	3,069.14	0.00	0.00	0.00	3,069.14	0.00
A-2	02/01/26 - 02/28/26	30	0.00	265,283.33	0.00	265,283.33	0.00	0.00	0.00	265,283.33	0.00
A-3	02/01/26 - 02/28/26	30	0.00	3,395,542.06	0.00	3,395,542.06	0.00	0.00	0.00	3,395,542.06	0.00
X-A	02/01/26 - 02/28/26	30	0.00	846,819.40	0.00	846,819.40	0.00	0.00	0.00	846,819.40	0.00
X-B	02/01/26 - 02/28/26	30	0.00	63,728.72	0.00	63,728.72	0.00	0.00	0.00	63,728.72	0.00
A-S	02/01/26 - 02/28/26	30	0.00	596,182.28	0.00	596,182.28	0.00	0.00	0.00	596,182.28	0.00
B	02/01/26 - 02/28/26	30	0.00	307,046.70	0.00	307,046.70	0.00	0.00	0.00	307,046.70	0.00
C	02/01/26 - 02/28/26	30	0.00	249,798.15	0.00	249,798.15	0.00	0.00	0.00	249,798.15	0.00
X-D	02/01/26 - 02/28/26	30	0.00	91,542.69	0.00	91,542.69	0.00	0.00	0.00	91,542.69	0.00
X-F	02/01/26 - 02/28/26	30	0.00	40,572.44	0.00	40,572.44	0.00	0.00	0.00	40,572.44	0.00
X-G	02/01/26 - 02/28/26	30	0.00	26,252.24	0.00	26,252.24	0.00	0.00	0.00	26,252.24	0.00
X-J	02/01/26 - 02/28/26	30	0.00	83,532.46	0.00	83,532.46	0.00	0.00	0.00	83,532.46	0.00
D	02/01/26 - 02/28/26	30	0.00	77,130.00	0.00	77,130.00	0.00	0.00	0.00	77,130.00	0.00
E	02/01/26 - 02/28/26	30	0.00	40,833.33	0.00	40,833.33	0.00	0.00	0.00	40,833.33	0.00
F	02/01/26 - 02/28/26	30	0.00	96,412.50	0.00	96,412.50	0.00	0.00	0.00	96,412.50	0.00
G	02/01/26 - 02/28/26	30	0.00	62,383.33	0.00	62,383.33	0.00	0.00	0.00	62,383.33	0.00
J	02/01/26 - 02/28/26	30	826.96	198,498.63	0.00	198,498.63	11.66	0.00	0.00	198,486.97	842.07
CIRA-1	02/01/26 - 02/28/26	28	0.00	37,763.06	0.00	37,763.06	0.00	0.00	0.00	37,763.06	0.00
CIRA-2	02/01/26 - 02/28/26	28	0.00	124,696.81	0.00	124,696.81	0.00	0.00	0.00	124,696.81	0.00
CIRA-3	02/01/26 - 02/28/26	28	0.00	203,915.95	0.00	203,915.95	0.00	0.00	0.00	203,915.95	0.00
RR	02/01/26 - 02/28/26	30	36.89	281,321.32	0.00	281,321.32	0.51	0.00	0.00	281,320.81	37.62
RR Interest	02/01/26 - 02/28/26	30	7.56	57,869.60	0.00	57,869.60	0.10	0.00	0.00	57,869.49	7.71
CIRA-RR Int	02/01/26 - 02/28/26	28	9.31	19,283.33	0.00	19,283.33	0.39	0.00	0.00	19,282.94	9.78
Totals			880.72	7,169,477.47	0.00	7,169,477.47	12.66	0.00	0.00	7,169,464.80	897.18

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (EC)	N/A	5.788000%	55,000,000.00	55,000,000.00	0.00	265,283.33	0.00	0.00	265,283.33	55,000,000.00
A-2-1	06211UBG9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06211UBH7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06211UBJ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06211UBK0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	5.769000%	706,301,000.00	706,301,000.00	0.00	3,395,542.06	0.00	0.00	3,395,542.06	706,301,000.00
A-3-1	06211UBM6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06211UBN4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06211UBP9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06211UBQ7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.489000%	110,251,000.00	110,251,000.00	0.00	596,182.28	0.00	0.00	596,182.28	110,251,000.00
A-S-1	06211UBU8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06211UBV6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06211UBW4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06211UBX2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.941000%	53,084,000.00	53,084,000.00	0.00	307,046.70	0.00	0.00	307,046.70	53,084,000.00
B-1	06211UBZ7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06211UCA1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06211UCB9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06211UCC7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	7.104107%	42,195,000.00	42,195,000.00	0.00	249,798.15	0.00	0.00	249,798.15	42,195,000.00
C-1	06211UCE3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06211UCF0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06211UCG8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06211UCH6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			966,831,000.00	966,831,000.00	0.00	4,813,852.52	0.00	0.00	4,813,852.52	966,831,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06211UBG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06211UBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06211UBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06211UBN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06211UBU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06211UBV6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06211UBZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06211UCA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06211UCE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06211UCF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06211UBJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06211UBK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06211UBP9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06211UBQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06211UBW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06211UBX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06211UCB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06211UCC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06211UCG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06211UCH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information

Total Available Distribution Amount (1)	7,194,513.44
Pooled Available Funds (Non-Retained)	6,469,247.93
CIRA Available Funds (Non-Retained)	366,385.11
Pooled Available Funds (Retained)	340,486.73
CIRA Available Funds (Retained)	19,283.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	6,731,837.07	Master Servicing Fee	5,331.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,613.81
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	463.13
ARD Interest	0.00	Operating Advisor Fee	1,009.62
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	196.08
Extension Interest	0.00
Interest Reserve Withdrawal	452,262.08
Total Interest Collected	7,184,099.15	Total Fees	14,614.30

Principal		Expenses/Reimbursements
Scheduled Principal	25,041.22	Reimbursement for Interest on Advances	12.27
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	25,041.22	Total Expenses/Reimbursements	12.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	7,169,472.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	25,041.23
Gain on Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain on Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,194,513.44
Total Funds Collected	7,209,140.37	Total Funds Distributed	7,209,140.01

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
	Pooled	Non-Pooled	Total		Total
Beginning Scheduled Collateral Balance	1,145,898,059.69	45,000,000.00	1,190,898,059.69	Beginning Certificate Balance	1,190,898,059.54
(-) Scheduled Principal Collections	25,041.22	0.00	25,041.22	(-) Principal Distributions	25,041.23
(-) Unscheduled Principal Collections	0.00	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
				Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,145,873,018.47	45,000,000.00	1,190,873,018.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,145,898,059.69	45,000,000.00	1,190,898,059.69	Ending Certificate Balance	1,190,873,018.31
Ending Actual Collateral Balance	1,145,873,018.47	45,000,000.00	1,190,873,018.47

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00		0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00		0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00		0.00	Net WAC Rate	7.10%
				UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	20	137,138,248.27	11.97%	38	7.2350	0.774306	Unknown	11	98,700,000.00	8.61%	37	7.1647	NAP
$10,000,001 to $25,000,000	13	257,219,770.20	22.45%	38	7.4176	1.325323	1.34 or less	13	336,632,000.00	29.38%	39	7.0599	1.133000
$25,000,001 to $40,000,000	8	243,150,000.00	21.22%	38	7.0247	1.706181	1.35 to 1.49	5	229,500,000.00	20.03%	38	7.1219	1.395861
$40,000,001 to $60,000,000	2	120,000,000.00	10.47%	39	6.8666	1.828400	1.50 to 1.59	5	126,484,770.20	11.04%	38	7.0388	1.547788
$60,000,001 to $70,000,000	3	193,365,000.00	16.87%	38	7.1735	1.514368	1.60 to 1.79	4	109,215,000.00	9.53%	38	7.6286	1.661418
$70,000,001 or greater	2	195,000,000.00	17.02%	39	6.8675	1.336126	1.80 to 2.49	9	185,341,248.27	16.17%	37	7.0450	2.063605
Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618	2.50 or greater	1	60,000,000.00	5.24%	39	6.8513	2.887900
							Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	13	372,529,770.20	32.51%	39	7.0672	1.438871
							Industrial	4	69,600,000.00	6.07%	38	7.4751	1.535855
Delaware	1	21,000,000.00	1.83%	38	7.4700	1.748600
							Lodging	6	212,300,000.00	18.53%	39	7.0571	1.451616
Florida	1	4,750,000.00	0.41%	39	7.8000	0.784700
							Mixed Use	5	94,190,000.00	8.22%	38	7.4994	1.267752
Georgia	4	30,000,000.00	2.62%	36	7.9800	0.623800
							Mobile Home Park	3	20,872,000.00	1.82%	38	7.3640	1.271148
Iowa	4	58,000,000.00	5.06%	35	7.0200	0.942924
							Multi-Family	4	53,110,000.00	4.63%	38	6.6795	1.319532
Maryland	1	62,000,000.00	5.41%	38	6.5800	1.350000
							Office	12	331,100,000.00	28.89%	38	7.1866	1.409144
Nebraska	1	28,600,000.00	2.50%	38	7.2990	1.966100
							Retail	12	359,436,018.47	31.37%	38	6.9763	1.475275
Nevada	1	7,641,248.27	0.67%	38	6.2600	2.131400
							Self Storage	2	5,265,000.00	0.46%	39	7.2439	1.290218
New Jersey	2	30,805,000.00	2.69%	39	7.0212	1.229190
							Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618
New York	4	77,410,000.00	6.76%	39	6.9403	0.950461

Ohio	4	77,940,000.00	6.80%	37	6.6232	1.848926

Pennsylvania	4	90,000,000.00	7.85%	39	6.8513	1.925267

South Carolina	1	3,125,000.00	0.27%	39	6.7350	1.272700

Tennessee	1	24,500,000.00	2.14%	38	7.5300	1.176400

Texas	2	87,500,000.00	7.64%	37	7.6764	1.488560

Virginia	3	75,072,000.00	6.55%	39	7.3961	1.378272

Washington, DC	1	95,000,000.00	8.29%	38	7.3880	1.403100

Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	6.4999% or less	5	168,641,248.27	14.72%	38	6.3649	1.402184		No outstanding loans in this group
	6.5000% to 6.9999%	13	351,880,000.00	30.71%	39	6.7642	1.503436
	7.0000% to 7.4999%	16	383,596,770.20	33.48%	38	7.2430	1.437923
	7.5000% or greater	14	241,755,000.00	21.10%	38	7.9687	1.313913
	Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.											Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	48	1,145,873,018.47	100.00%	38	7.1199	1.426618	Interest Only	46	1,127,307,000.00	98.38%	38	7.1259	1.420257
	59 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	2	18,566,018.47	1.62%	39	6.7543	1.812825
	60 months	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618	Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	53,224,770.20	4.64%	38	7.7960	1.655815			No outstanding loans in this group
	12 months or less	32	798,948,248.27	69.72%	38	7.1309	1.609676
	13 months to 24 months	2	195,000,000.00	17.02%	39	6.8675	1.336126
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	11	98,700,000.00	8.61%	37	7.1647	NAP
	Totals	48	1,145,873,018.47	100.00%	38	7.1199	1.426618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300802449	LO	Anaheim	CA	Actual/360	6.373%	495,677.78	0.00	0.00	N/A	06/01/29	--	100,000,000.00	100,000,000.00	03/01/26
1A	300802455	LO	Anaheim	CA	Actual/360	6.373%	49,567.78	0.00	0.00	N/A	06/01/29	--	10,000,000.00	10,000,000.00	03/01/26
2	310965618	OF	Washington	DC	Actual/360	7.388%	545,891.11	0.00	0.00	N/A	05/11/29	--	95,000,000.00	95,000,000.00	03/11/26
3	300802441	OF	Philadelphia	PA	Actual/360	6.851%	319,727.00	0.00	0.00	N/A	06/01/29	--	60,000,000.00	60,000,000.00	03/01/26
3A	300802442	OF	Philadelphia	PA	Actual/360	6.851%	79,931.75	0.00	0.00	N/A	06/01/29	--	15,000,000.00	15,000,000.00	03/01/26
3B	300802443	OF	Philadelphia	PA	Actual/360	6.851%	53,287.83	0.00	0.00	N/A	06/01/29	--	10,000,000.00	10,000,000.00	03/01/26
3C	300802444	OF	Philadelphia	PA	Actual/360	6.851%	26,643.92	0.00	0.00	N/A	06/01/29	--	5,000,000.00	5,000,000.00	03/01/26
4	310964477	RT	Houston	TX	Actual/360	7.270%	395,811.11	0.00	0.00	N/A	04/11/29	--	70,000,000.00	70,000,000.00	03/11/26
5	241011905	RT	Clinton	MD	Actual/360	6.580%	317,302.22	0.00	0.00	N/A	05/01/29	--	62,000,000.00	62,000,000.00	03/01/26
6	328310006	RT	Beverly Hills	CA	Actual/360	7.663%	365,742.22	0.00	0.00	N/A	06/05/29	--	61,365,000.00	61,365,000.00	02/05/26
7	231008863	OF	New York	NY	Actual/360	6.882%	321,160.00	0.00	0.00	N/A	06/01/29	--	60,000,000.00	60,000,000.00	03/01/26
8	231011238	RT	West Des Moines	IA	Actual/360	7.020%	152,880.00	0.00	0.00	N/A	02/01/29	--	28,000,000.00	28,000,000.00	03/01/26
8A	453121132	RT	West Des Moines	IA	Actual/360	7.020%	87,360.00	0.00	0.00	N/A	02/01/29	--	16,000,000.00	16,000,000.00	03/01/26
8B	453121133	RT	West Des Moines	IA	Actual/360	7.020%	54,600.00	0.00	0.00	N/A	02/01/29	--	10,000,000.00	10,000,000.00	03/01/26
8C	453121134	RT	West Des Moines	IA	Actual/360	7.020%	21,840.00	0.00	0.00	N/A	02/01/29	--	4,000,000.00	4,000,000.00	03/01/26
9	241012247	RT	Roanoke	VA	Actual/360	6.570%	178,850.00	0.00	0.00	N/A	06/01/29	--	35,000,000.00	35,000,000.00	03/01/26
10	310966633	MF	Los Angeles	CA	Actual/360	6.536%	171,570.00	0.00	0.00	N/A	05/11/29	--	33,750,000.00	33,750,000.00	03/11/26
11	328310011	LO	McLean	VA	Actual/360	8.412%	201,514.13	0.00	0.00	N/A	06/01/29	--	30,800,000.00	30,800,000.00	03/01/26
12	310967686	RT	Cincinnati	OH	Actual/360	6.271%	146,323.33	0.00	0.00	N/A	03/01/29	--	30,000,000.00	30,000,000.00	03/01/26
13	310967667	OF	Atlanta	GA	Actual/360	7.980%	62,066.67	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	03/06/26
13A	310967890	OF	Atlanta	GA	Actual/360	7.980%	62,066.67	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	03/06/26
13B	310967891	OF	Atlanta	GA	Actual/360	7.980%	31,033.33	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	03/06/26
13C	310967889	OF	Atlanta	GA	Actual/360	7.980%	31,033.33	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	03/06/26
14	310966981	LO	Anaheim	CA	Actual/360	6.951%	159,486.83	0.00	0.00	N/A	05/11/29	--	29,500,000.00	29,500,000.00	03/11/26
15	328310015	MU	Pleasanton	CA	Actual/360	7.780%	121,022.22	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	03/06/26
15A	328310115	MU	Pleasanton	CA	Actual/360	7.780%	52,644.67	0.00	0.00	N/A	05/06/29	--	8,700,000.00	8,700,000.00	03/06/26
16	328310016	OF	Omaha	NE	Actual/360	7.299%	162,362.20	0.00	0.00	N/A	05/06/29	--	28,600,000.00	28,600,000.00	03/06/26
17	300802450	OF	Thousand Oaks	CA	Actual/360	7.270%	155,497.22	0.00	0.00	N/A	06/01/29	--	27,500,000.00	27,500,000.00	03/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	328310018	IN	Columbus	OH	Actual/360	7.040%	135,793.78	0.00	0.00	N/A	05/05/29	--	24,800,000.00	24,800,000.00	03/05/26
19	300802448	RT	Little Ferry	NJ	Actual/360	6.929%	132,062.89	0.00	0.00	N/A	06/01/29	--	24,505,000.00	24,505,000.00	03/01/26
20	310966699	MU	Nashville	TN	Actual/360	7.530%	143,488.33	0.00	0.00	N/A	05/11/29	--	24,500,000.00	24,500,000.00	03/11/26
21	300802439	LO	Visalia	CA	Actual/360	7.847%	146,477.33	0.00	0.00	N/A	05/01/29	--	24,000,000.00	24,000,000.00	03/01/26
22	231010814	MU	Dover	DE	Actual/360	7.470%	122,010.00	0.00	0.00	N/A	05/01/29	--	21,000,000.00	21,000,000.00	03/01/26
23	600965628	IN	Akron	OH	Actual/360	6.495%	106,085.00	0.00	0.00	N/A	05/11/29	--	21,000,000.00	21,000,000.00	03/11/26
24	328310024	MU	Los Angeles	CA	Actual/360	7.090%	110,233.74	0.00	0.00	N/A	06/06/29	--	19,990,000.00	19,990,000.00	03/06/26
25	241012298	LO	Goleta	CA	Actual/360	8.040%	112,560.00	0.00	0.00	N/A	06/01/29	--	18,000,000.00	18,000,000.00	03/01/26
26	300802437	IN	Hutto	TX	Actual/360	9.302%	126,610.56	0.00	0.00	N/A	05/01/29	--	17,500,000.00	17,500,000.00	03/01/26
27	241011869	RT	Burbank	CA	Actual/360	7.100%	60,407.54	14,221.61	0.00	N/A	06/01/29	--	10,938,991.81	10,924,770.20	03/01/26
28	328310028	MH	Alexandria	VA	Actual/360	7.140%	51,490.51	0.00	0.00	N/A	05/01/29	--	9,272,000.00	9,272,000.00	03/01/26
29	241012425	MF	Los Angeles	CA	Actual/360	6.850%	46,884.44	0.00	0.00	N/A	06/01/29	--	8,800,000.00	8,800,000.00	03/01/26
30	241011911	RT	Las Vegas	NV	Actual/360	6.260%	37,257.07	10,819.61	0.00	N/A	05/01/29	--	7,652,067.88	7,641,248.27	03/01/26
31	410966759	MH	Various	NY	Actual/360	7.365%	39,239.08	0.00	0.00	N/A	04/11/29	--	6,850,000.00	6,850,000.00	03/11/26
32	241012299	IN	Little Ferry	NJ	Actual/360	7.380%	36,162.00	0.00	0.00	N/A	06/01/29	--	6,300,000.00	6,300,000.00	03/01/26
33	231010457	MF	Bronx	NY	Actual/360	7.070%	29,474.04	0.00	0.00	N/A	06/01/29	--	5,360,000.00	5,360,000.00	02/01/26
34	231010458	MF	Bronx	NY	Actual/360	6.920%	27,987.56	0.00	0.00	N/A	05/01/29	--	5,200,000.00	5,200,000.00	03/01/26
35	300802440	MH	DeFuniak Springs	FL	Actual/360	7.800%	28,816.67	0.00	0.00	N/A	06/01/29	--	4,750,000.00	4,750,000.00	03/01/26
36	410966829	SS	Pawleys Island	SC	Actual/360	6.735%	16,369.79	0.00	0.00	N/A	06/11/29	--	3,125,000.00	3,125,000.00	03/11/26
37	410965913	SS	Toledo	OH	Actual/360	7.987%	13,293.92	0.00	0.00	N/A	05/11/29	--	2,140,000.00	2,140,000.00	03/11/26
Totals							6,345,597.57	25,041.22	0.00				1,145,898,059.69	1,145,873,018.47
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,306,767.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,457,511.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,132,966.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,794,801.74	6,130,406.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,984,934.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,808,460.00	5,836,371.00	01/01/25	06/30/25	--	0.00	0.00	365,563.24	365,563.24	0.00	0.00
7	8,392,657.45	5,564,929.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	24,628,929.00	18,627,740.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,946,588.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,188,598.60	1,921,270.74	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,507,424.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	36,009,944.28	27,095,934.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	9,975,833.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,459,254.08	5,625,371.34	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	12,363,650.17	6,824,414.26	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	7,845,827.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,539,695.00	2,454,169.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,653,173.31	1,803,141.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,308,818.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,146,490.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,000,209.77	2,217,243.74	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,928,330.65	1,650,594.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,769,947.00	1,201,590.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,860,026.98	3,274,562.85	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	838,787.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	704,774.54	858,898.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	674,203.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	818,181.79	642,677.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	564,427.86	341,664.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	447,237.28	294,739.92	01/01/25	06/30/25	--	0.00	0.00	29,453.20	29,453.20	0.00	0.00
34	568,884.96	279,696.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	305,542.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	283,232.95	206,184.88	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	241,729.00	174,453.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	196,937,810.63	101,546,085.97				0.00	0.00	395,016.44	395,016.44	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119861%	7.104107%	38
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119853%	7.104098%	39
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119848%	7.104093%	40
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119842%	7.104088%	41
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119836%	7.104082%	42
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119831%	7.104076%	43
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119825%	7.104070%	44
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119820%	7.104065%	45
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119815%	7.104060%	46
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119809%	7.104054%	47
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119804%	7.104049%	48
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.119798%	7.104043%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
6	328310006	02/05/26	0	B	365,563.24	365,563.24	0.00		61,365,000.00
33	231010457	02/01/26	0	B	29,453.20	29,453.20	0.00		5,360,000.00
Totals					395,016.44	395,016.44	0.00		66,725,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		118,000,000	118,000,000		0	0
37 - 48 Months		1,027,873,018	1,027,873,018		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	1,145,873,018	1,145,873,018	0	0	0	0
Feb-26	1,145,898,060	1,145,898,060	0	0	0	0
Jan-26	1,145,912,553	1,145,912,553	0	0	0	0
Dec-25	1,145,926,963	1,145,926,963	0	0	0	0
Nov-25	1,145,944,767	1,145,944,767	0	0	0	0
Oct-25	1,145,958,992	1,145,958,992	0	0	0	0
Sep-25	1,145,976,618	1,145,976,618	0	0	0	0
Aug-25	1,145,990,660	1,145,990,660	0	0	0	0
Jul-25	1,146,004,621	1,146,004,621	0	0	0	0
Jun-25	1,146,021,993	1,146,021,993	0	0	0	0
May-25	1,146,035,775	1,146,035,775	0	0	0	0
Apr-25	1,146,052,973	1,146,052,973	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.27	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.27	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			12.27

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Supplemental Notes
None

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